Note 4 - Loans (Detail) - Impaired Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans with no allowance for loan losses allocated	$ 3,118,322	$ 7,660,276
Loans with allowance for loan losses allocated	12,445,990	13,326,928
Total impaired loans	15,564,312	20,987,204
Amount of the allowance allocated to impaired loans	$ 2,921,950	$ 1,990,225